Concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations
17.
Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2020, 2021 and 2022:

	For the Years Ended December 31,
	2020	2021	2022
Customer A	47%	59%	—
Customer B	22%	—	—
Customer C	14%	—	—
Customer D	—	15%	—

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2020, 2021 and 2022:

	For the Years Ended December 31,
	2020	2021	2022
Supplier A	38%	—	—
Supplier B	36%	—	—
Supplier C	—	50%	32%
Supplier D	—	34%	—
Supplier E	—	13%	23%